Disposal group held for sale and disposal of subsidiaries	12 Months Ended
Mar. 31, 2025
Disclosure of Disposal Groups Classified as Held For Sale [Abstract]
Disposal group held for sale and disposal of subsidiaries
36.
Disposal group held for sale and disposal of subsidiaries
(i)
For the year ended March 31, 2025
a)
On December 19, 2024, the Group through its subsidiary, ReNew Private Limited (RPL) entered into a Share Purchase and Shareholder Agreement (SPSA) with Anzen India Energy Yield Plus Trust ('Buyer') for the sale of 'ReNew Sun Waves Private
Limited, a wholly owned subsidiary of the Group having project capacity of 300 MW solar power located in Jaisalmer district of Rajasthan. The total sale consideration on account of above transactions was INR 5,196 against net assets of INR 2,125 which resulted in a gain of INR 3,071. The transaction was completed on March 7, 2025 wherein the entire control in the entity was transfered to the Buyer.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		11,877
Bank balances other than cash and cash equivalents		307
Right of use assets		200
Cash and cash equivalents		409
Trade receivables		179
Other assets		433
Total assets	(a)	13,405

Liabilities
Interest-bearing loans and borrowings		9,854
Short term borrowings		849
Lease liabilities		207
Provisions		61
Trade payables		21
Other liabilities		288
Total liabilities	(b)	11,280

Net assets sold	(c) = (a) - (b)	2,125
Sales consideration	(d)	5,196
Gain on sale	(d) - (c)	3,071

Consideration satisfied by:
Cash and cash equivalents		5,196

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2024

Income	1,899	1,717
Expenses	1,567	1,461
Profit before tax	332	256
Income tax expense	99	66
Profit after tax	233	190

Impact on consolidated statement of cash flows

During the year ended March 31, 2025, the aforesaid subsidiary contributed INR 1,570 (March 31, 2024: INR 1,722) to the Group's net operating cash flows, generated INR 791 (March 31, 2024: used cashflows of INR 920) towards investing activities and used cashflows of INR 1,962 (March 31, 2024: INR 929) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,196
Less: cash and cash equivalents disposed	(409)
4,787

b)
On December 30, 2023, the Group through its subsidiary Regent Climate Connect Knowledge Solutions Private Limited entered into a Share Purchase Agreement with Nitin Tanwar & Sanand Sule ('Buyers') for the sale of Climate Connect Digital Limited, a wholly owned subsidiary of the Group which is in the business of providing data-driven decarbonization solutions located in United Kingdom. The total sale consideration for sale was INR 4 against net assets of (INR 13) which resulted in a gain of INR 17. The transaction was consummated on June 21, 2024 wherein the control in the entity was transfered to Buyer.

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Cash and cash equivalents		14
Trade receivables		11
Other assets		12
Total assets	(a)	37

Liabilities
Trade payables		50
Total liabilities	(b)	50

Net assets sold	(c) = (a) - (b)	(13)
Sales consideration	(d)	4
Gain on sale	(d) - (c)	17

Consideration satisfied by:
Cash and cash equivalents		4

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2025	2024
Income	0	16
Expenses	15	51
Loss before tax	(15)	(36)
Income tax expense	—	(36)
Loss after tax	(15)	—

Impact on consolidated statement of cash flows

During the year ended March 31, 2025 and 2024, the aforesaid subsidiary contributed immaterial numbers to the cashflows for the Group.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	4
Less: cash and cash equivalents disposed	(14)
(10)

c)
On March 19, 2025 , the Group has entered into a Share Purchase Agreement with 50 Hertz Limited ('Buyer') for the sale of entire stake in its subsidiary "Regent Climate Connect Knowledge Solutions Private Limited" for a consideration of INR 57. Accordingly, the assets and liabilitties of INR 95 and INR 41 have been classified as "Asset held for sale" and "liabilities held for sale", respectively.
Subsequently, the sale transaction was completed on April 22, 2025 wherein the entire control in the entity was transfered to the Buyer.

d)
Investments in 3E NV of INR 3,868 have been included under "Assets held for sale" as described under Note 51(a)(i).

(ii)
For the year ended March 31, 2024
a)
On January 8, 2024, the Group through its subsidiary ReNew Solar Power Private Limited (RSPPL) entered into a Share Purchase and Shareholder Agreement (SPSA) with Axis Trustee Services Limited and Indigrid Investment Managers Limited for the sale of ReNew Solar Urja Private Limited (Solar Urja), a wholly owned subsidiary of the Group having project capacity of 300 MW solar power located in Jaisalmer district of Rajasthan. The total sale consideration on account of above transactions was INR 5,283 against net assets of INR 1,945 which resulted in a gain of INR 3,338. The transaction was completed on February 23, 2024 wherein the entire control in the entity was transfered to Indigrid ('Buyer').

Assets and liabilities of the entity sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		12,183
Bank balances other than cash and cash equivalents		999
Right of use assets		268
Cash and cash equivalents		1,229
Trade receivables		118
Other assets		1,226
Total assets	(a)	16,023

Liabilities
Interest-bearing loans and borrowings		13,235
Lease liabilities		199
Provisions		113
Trade payables		32
Other liabilities		499
Total liabilities	(b)	14,078

Net assets sold	(c) = (a) - (b)	1,945
Sales consideration	(d)	5,283
Gain on sale	(d) - (c)	3,338

Consideration satisfied by:
Cash and cash equivalents		5,283

The results of the subsidiary sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023
Income	1,816	2,255
Expenses	(1,577)	(1,698)
Profit before tax	239	557
Income tax expense	(74)	(357)
Profit after tax	165	200

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the aforesaid subsidiary contributed INR 1,468 (March 31, 2023: INR 1,956) to the Group's net operating cash flows, INR 491 (March 31, 2023: used cashflows of INR 1,695) towards investing activities and used cashflows INR 891 (March 31, 2023: INR 271) towards financing activities.

Net cash inflow arising on disposal
Consideration received in cash and cash equivalents	5,283
Less: cash and cash equivalents disposed	(1,229)
4,054

b)
On April 24, 2023, the Group through its subsidiary ReNew Solar Power Private Limited (RSPPL) entered into a Share Purchase Agreement with JLT Energy 9 for the sale of entities stated below. Each of the below mentioned subsidiary had a capacity of 20MW and carried out business of solar power projects. The total sale consideration on account of above transactions was INR 1,801 against net assets of INR 1,480 which resulted in a gain of INR 321. Date of loss of control for following entities are as follows:

Name of subsidiary	Date of loss of control
Vivasvat Solar Energy Private Limited	August 11, 2023
Izra Solar Energy Private Limited	September 21, 2023
Abha Sunlight Private Limited	September 27, 2023
Nokor Bhoomi Private Limited	September 27, 2023
Nokor Solar Energy Private Limited	October 12, 2023

Assets and liabilities of entities sold at the date of disposal

Particulars		Amount
Assets
Property, plant and equipment		4,565
Bank balances other than cash and cash equivalents		192
Right of use assets		151
Cash and cash equivalents		114
Trade receivables		143
Other assets		63
Total assets	(a)	5,228

Liabilities
Interest-bearing loans and borrowings		3,521
Lease liabilities		133
Provisions		37
Trade payables		24
Other liabilities		33
Total liabilities	(b)	3,748

Net assets sold	(c) = (a) - (b)	1,480
Sales consideration	(d)	1,801
Gain on sale	(d) - (c)	321

Consideration satisfied by:
Cash and cash equivalents		1,801

The results of subsidiaries sold included in the consolidated statement of profit or loss were as follows:

	For the year ended March 31,
	2024	2023
Income	380	722
Expenses	(1,061)	(543)
(Loss)/ profit before tax	(682)	179
Income tax expense	174	(30)
(Loss)/ profit after tax	(508)	149

Impact on consolidated statement of cash flows

During the year ended March 31, 2024, the subsidiaries sold used INR 564 (March 31, 2023: generated INR 720) to the Group's net operating cash flows, contributed INR 1,909 (March 31, 2023: used cashflows of INR 370) in respect of investing activities and used INR 1,281 (March 31, 2023: used cashflows of INR 537) in respect of financing activities.

Net cash outflow arising on disposal
Consideration received in cash and cash equivalents	1,801
Less: cash and cash equivalents disposed	(114)
1,687